COMMITMENTS AND CONTINGENCIES - Liabilities Associated with Uncertain Tax Positions (Details) - USD ($) $ in Millions	Jan. 01, 2023	Jan. 02, 2022
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 16.8	$ 13.5
Other non-current liabilities
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 16.8	$ 9.8